UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2006
                                                     ---------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Great Point Partners, LLC
                  -----------------------------------------------------
Address:                   165 Mason Street - 3rd Floor
                  -----------------------------------------------------
                           Greenwich, CT  06830
                  -----------------------------------------------------

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               Dr. Jeffrey R. Jay, M.D.
                  --------------------------------------------------------------
Title:                              Senior Managing Member
                  --------------------------------------------------------------
Phone:                              203-971-3300
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/Dr. Jeffrey R. Jay, M.D.           Greenwich, CT           August 14, 2006
------------------------------   -------------------------  --------------------
     [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager aereported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     13F File Number                    Name

     28-
        ------------                    ----------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                           ----------------

Form 13F Information Table Entry Total:          27
                                           ----------------

Form 13F Information Table Value Total:    $     174,485
                                            ---------------
                                               (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                            GREAT POINT PARTNERS, LLC
                              13F INFORMATION TABLE
                                  JUNE 30, 2006



                         COLUMN 1                  COLUMN 2  COLUMN 3       COLUMN 4                COLUMN 5
  ----------------------------------------------------------------------------------------------------------------------------------


                                                   TITLE OF                  VALUE           SHRS OR                   PUT/
TICK    NAME OF ISSUER                              CLASS     CUSIP         (X$1000)         PRN AMT      SH/PRN       CALL
------------------------------------------------------------------------------------------------------------------------------------
APPA    AP Pharma, Inc.                             Common   00202J104        3,423         1,955,854       SH
ABMD    Abiomed Inc.                                Common   003654100        8,745           674,270       SH
AGP     Amerigroup Corp.                            Common   03073T102       10,982           353,800       SH
CHTP    Chelsea Therapeutics International, Ltd.    Common   163428105        3,280           863,176       SH
CYPB    Cypress Bioscience Inc.                     Common   232674507        3,674           598,300       SH
DXCM    DexCom, Inc.                                Common   252131107        1,019            75,000       SH
DOVP    DOV Pharmaceutical Inc.                     Common   259858108        2,920         1,377,204       SH
DYAX    Dyax Corp.                                  Common   26746E103        4,848         1,648,851       SH
ENDP    Endo Pharmaceuticals Holdings Inc.          Common   29264F205        4,947           150,000       SH
FOXH    Foxhollow Technologies, Inc.                Common   35166A103       15,328           561,060       SH
GENT    Gentium S.p.A.                              Common   37250B104       15,213         1,063,830       SH
HNT     Health Net Inc.                             Common   42222G108        3,736            82,700       SH
IDP     Idera Pharmaceuticals, Inc.                 Common   45168K108        2,222           547,350       SH
INHX    Inhibitex Inc.                              Common   45719T103        1,439           812,959       SH
ISPH    Inspire Pharmaceuticals, Inc.               Common   457733103       21,413         4,605,000       SH
IART    Integra Lifesciences Holding Corp.          Common   457985208       10,361           266,960       SH
KOSN    Kosan Biosciences, Inc.                     Common   50064W107        9,523         2,380,715       SH
NTII    Neurobiological Technologies Inc.           Common   64124W106        1,182           425,100       SH
PTN     Palatin Technologies Inc.                   Common   696077304        1,639           819,671       SH
PANC    Panacos Pharmaceuticals Inc.                Common   69811Q106        2,882           522,100       SH
RPRX    Repros Therapeutics Inc.                    Common   76028H100        5,875           721,800       SH
RIGL    Rigel Pharmaceuticals, Inc.                 Common   766559603       19,494         2,003,500       SH
SNTS    Santarus Inc.                               Common   802817304        5,429           816,422       SH
TLCV    TLC Vision Corp.                            Common   872549100       10,926         2,385,570       SH
YMI     YM BioSciences, Inc.                        Common   984238105        3,867         1,031,176       SH


ELN     Elan Corp plc-put-7/06 @ $10                  Put    284131208           18             2,500                   Put
YMI     YM BioSciences-call-7/06 @$7.50              Call    984238105          100             5,000                  Call

                                                                            174,485


                                                      COLUMN 6            COLUMN 7                       COLUMN 8
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                                                                                                     VOTING AUTHORITY

                                                     INVESTMENT             OTHER
TICK    NAME OF ISSUER                               DISCRETION            MANAGERS           SOLE         SHARED          NONE
------------------------------------------------------------------------------------------------------------------------------------
APPA    AP Pharma, Inc.                            Shared-Defined            None          1,955,854                       None
ABMD    Abiomed Inc.                               Shared-Defined            None            674,270                       None
AGP     Amerigroup Corp.                           Shares-Defined            None            353,800                       None
CHTP    Chelsea Therapeutics International, Ltd.   Shares-Defined            None            863,176                       None
CYPB    Cypress Bioscience Inc.                    Shares-Defined            None            598,300                       None
DXCM    DexCom, Inc.                               Shares-Defined            None             75,000                       None
DOVP    DOV Pharmaceutical Inc.                    Shares-Defined            None          1,377,204                       None
DYAX    Dyax Corp.                                 Shares-Defined            None          1,648,851                       None
ENDP    Endo Pharmaceuticals Holdings Inc.         Shares-Defined            None            150,000                       None
FOXH    Foxhollow Technologies, Inc.               Shares-Defined            None            561,060                       None
GENT    Gentium S.p.A.                             Shares-Defined            None          1,063,830                       None
HNT     Health Net Inc.                            Shares-Defined            None             82,700                       None
IDP     Idera Pharmaceuticals, Inc.                Shares-Defined            None            547,350                       None
INHX    Inhibitex Inc.                             Shares-Defined            None            812,959                       None
ISPH    Inspire Pharmaceuticals, Inc.              Shares-Defined            None          4,605,000                       None
IART    Integra Lifesciences Holding Corp.         Shares-Defined            None            266,960                       None
KOSN    Kosan Biosciences, Inc.                    Shares-Defined            None          2,380,715                       None
NTII    Neurobiological Technologies Inc.          Shares-Defined            None            425,100                       None
PTN     Palatin Technologies Inc.                  Shares-Defined            None            819,671                       None
PANC    Panacos Pharmaceuticals Inc.               Shares-Defined            None            522,100                       None
RPRX    Repros Therapeutics Inc.                   Shares-Defined            None            721,800                       None
RIGL    Rigel Pharmaceuticals, Inc.                Shares-Defined            None          2,003,500                       None
SNTS    Santarus Inc.                              Shares-Defined            None            816,422                       None
TLCV    TLC Vision Corp.                           Shares-Defined            None          2,385,570                       None
YMI     YM BioSciences, Inc.                       Shares-Defined            None          1,031,176                       None


ELN     Elan Corp plc-put-7/06 @ $10               Shares-Defined            None              2,500                       None
YMI     YM BioSciences-call-7/06 @$7.50            Shares-Defined            None              5,000                       None